POST-EMPLOYMENT BENEFITS (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
POST-EMPLOYMENT BENEFITS
Expenses for defined contribution plans	€ 1,840	€ 1,752	€ 1,677